Retirement Benefits - Summary of Defined Benefit Plan Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	$ 1,467	$ (4,816)
Current service cost	1,494	1,500	$ 1,527
Due to changes in financial assumptions	8,186	(4,495)	(11,391)
Other movements	(66)	(50)	(18)
Ending balance	5,213	1,467	(4,816)
Defined Benefit Pension Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	104,285	94,405
Current service cost	(1,491)	(1,550)
Interest expense/income	(2,282)	(2,309)
Due to changes in financial assumptions	7,459	(3,525)
Benefit payments	4,435	4,579
Other movements	(360)	(949)
Currency translation differences	3,948	(8,024)
Ending balance	91,856	104,285	94,405
Defined Benefit Plan Assets [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	93,243	81,276
Return on plan assets (in excess of interest income)	(2,312)	4,942
Interest expense/income	2,087	2,019
Employer contribution	763	1,804
Plan participants? contributions	47	50
Benefit payments	4,123	4,294
Other movements	(102)	(245)
Currency translation differences	(3,800)	7,691
Ending balance	$ 85,803	$ 93,243	$ 81,276
Cash	1.00%	0.00%
Funded Pension Plans [Member] | Defined Benefit Pension Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	$ 94,903
Ending balance	$ 83,276	$ 94,903
Weighted average duration	17 years	19 years
Unfunded Pension Plans [Member] | Defined Benefit Pension Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	$ 4,824
Ending balance	$ 4,359	$ 4,824
Weighted average duration	13 years	12 years
Other Unfunded Plans [Member] | Defined Benefit Pension Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	$ 4,558
Ending balance	$ 4,221	$ 4,558
Weighted average duration	12 years	13 years
Quoted in Active Markets [Member] | Defined Benefit Plan Assets [Member] | Equity Securities [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	24.00%	32.00%
Quoted in Active Markets [Member] | Defined Benefit Plan Assets [Member] | Debt Securities [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	53.00%	45.00%
Quoted in Active Markets [Member] | Defined Benefit Plan Assets [Member] | Real Estate [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	1.00%	1.00%
Quoted in Active Markets [Member] | Defined Benefit Plan Assets [Member] | Investment Funds [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	0.00%	1.00%
Quoted in Active Markets [Member] | Defined Benefit Plan Assets [Member] | Others [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	1.00%	1.00%
Other [Member] | Defined Benefit Plan Assets [Member] | Equity Securities [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	8.00%	7.00%
Other [Member] | Defined Benefit Plan Assets [Member] | Debt Securities [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	3.00%	3.00%
Other [Member] | Defined Benefit Plan Assets [Member] | Real Estate [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	6.00%	6.00%
Other [Member] | Defined Benefit Plan Assets [Member] | Investment Funds [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	3.00%	3.00%
Other [Member] | Defined Benefit Plan Assets [Member] | Others [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Contributions to plan net defined benefit liability asset in percentage	0.00%	1.00%